Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment revenues:
Revenues	¥ 1,065,638		¥ 970,821		¥ 941,006
Segment profits:
Segment profits (losses)	119,058		85,901		71,353
Income before income taxes and discontinued operations	172,518	[1]	129,756	[1]	89,632	[1]
Segment assets:
Assets	8,439,710		8,332,830		8,561,910
Total
Segment revenues:
Revenues	1,039,135		947,635		937,963
Segment profits:
Segment profits (losses)	197,329		142,694		116,954
Segment assets:
Assets	6,202,664		6,002,139		6,142,818
Corporate Assets
Segment revenues:
Revenues	4,118		5,564		3,440
Variable Interest Entities
Segment revenues:
Revenues	33,210		41,833		51,747
Segment assets:
Assets	668,690		865,935		1,011,833
Segment, Discontinued Operations
Segment revenues:
Revenues	(10,825)		(24,211)		(52,144)
Segment profits:
Segment profits (losses)	125		466		(13,924)
Corporate interest expenses, general and administrative expenses
Segment profits:
Segment profits (losses)	(23,133)		(14,690)		(11,852)
Corporate write-downs of securities
Segment profits:
Segment profits (losses)	0		0		(615)
Corporate net gains (losses) on investment securities
Segment profits:
Segment profits (losses)	0		0		203
Corporate other gains or loss
Segment profits:
Segment profits (losses)	(11,784)		(3,689)		(4,875)
Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities
Segment profits:
Segment profits (losses)	2,832		2,583		(1,591)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests
Segment profits:
Segment profits (losses)	7,149		2,392		5,332
Cash and Cash Equivalents, Restricted Cash and Time Deposits
Segment assets:
Assets	941,571		934,257		855,340
Allowance for doubtful receivables on direct financing leases and probable loan losses
Segment assets:
Assets	(104,264)		(136,588)		(154,150)
Other Receivables
Segment assets:
Assets	196,626		188,108		182,013
Other corporate assets
Segment assets:
Assets	¥ 534,423		¥ 478,979		¥ 524,056

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.